Note 11 - Finance Income and Expense from Continuing Operations - Components of Finance Income (Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Interest income on cash and cash equivalents	$ 375	$ 631	$ 256
Interest expense on credit facility and term loan	(330)
Interest expense on obligations under finance leases	(237)	(266)	(198)
TOTAL (EXPENSE) / INCOME	$ (192)	$ 365	$ 58